Employee Benefit Plans - Schedule of Changes in Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Projected benefit obligation at start of year	$ 396	$ 575	$ 1,015
Surplus / deficit	396	575	1,015
Opening balance sheet asset / provision (funded status)	396	575	1,015
Reconciliation of benefit obligation during the year
Net service cost	38	43	71
Interest expense	14	4	3
Net benefits paid to participants	(22)	(24)	(116)
Actuarial losses / (gains)	(11)	(170)	(141)
Curtailment & settlement	0	0	(187)
Currency translation adjustment	11	(32)	(70)
Defined benefit obligation - funded plans	426	396	575
Reconciliation to balance sheet end of year
Surplus / deficit	426	396	575
Closing balance sheet asset / provision (funded status)	426	396	575
Amounts recognized in accumulated other comprehensive income / (loss)
Net loss / (gain)	(385)	(364)	(205)
Deficit	(385)	(364)	(205)
Estimated amount to be amortized from accumulated other comprehensive income / (loss) into NPBC over next fiscal year
Net loss / (gain)	$ 47	$ 52	$ 51